Other Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net consist of the following at December 31:

	2015
	Gross Carrying Value	Accumulated Amortization	Impairment	Net Carrying Value	Weighted Average Remaining Life (Years)
Noncompete agreements	$19.0	$(14.6)	$—	$4.4	2.9
Tradenames	17.2	(7.8)	—	9.4	15.5
Customer lists and contracts	510.6	(163.1)	—	347.5	13.6
Operating permits	2.9	—	—	2.9	N/A
Above/below market leases	0.4	(0.1)	—	0.3	10.6
	$550.1	$(185.6)	$—	$364.5

	2014
	Gross Carrying Value	Accumulated Amortization	Impairment	Net Carrying Value	Weighted Average Remaining Life (Years)
Noncompete agreements	$16.9	$(12.5)	$(0.1)	$4.3	2.3
Tradenames	17.0	(7.1)	—	9.9	16.6
Customer lists and contracts	491.3	(125.6)	(2.5)	363.2	14.6
Operating permits	2.2	—	—	2.2	N/A
Above/below market leases	0.4	(0.1)	—	0.3	11.6
	$527.8	$(145.3)	$(2.6)	$379.9

Schedule of Future Amortization Expense for Intangible Assets	Future amortization expense for intangible assets for the year ending December 31 is estimated to be:

2016	44.4
2017	40.9
2018	38.1
2019	29.4
2020	29.0
Thereafter	182.7

$364.5

Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 are as follows:

	Goodwill	Accumulated Impairment	Goodwill, Net
December 31, 2013	$1,253.9	$(87.5)	$1,166.4
Acquisition	1.3	—	1.3
Disposition of businesses	—	(0.8)	(0.8)
December 31, 2014	1,255.2	(88.3)	1,166.9
Acquisition	12.0	—	12.0
Disposition of businesses	—	(5.4)	(5.4)
December 31, 2015	$1,267.2	$(93.7)	$1,173.5